Stock Options (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016	2015	2014
Expected volatility	-	51.42%	-
Risk-free interest rate	-	1.5%	-
Expected life (years)	-	5.5	-
Dividend yield	-	0%	-
Estimated forfeiture rate	-	7%	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Aggregate Intrinsic
	Number	Exercise Price	Value
	of Options	($/option)	($)
Outstanding as at January 1, 2016	1,480,400	$4.73	$1,459,330
Granted	-	-	-
Exercised	(120,000)	2.77	-
Forfeited / Expired	(24,000)	4.98	-
Outstanding as at December 31, 2016	1,336,400	$4.91	$1,328,146

Vested and expected to vest at December 31, 2016	1,325,160	$4.91	$1,317,805
Exercisable as at December 31, 2016	679,400	$4.83	$723,706

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number
	of Non-Vested	Weighted Average
	Restricted	Grant Date
	shares	Fair Value ($)

Non-vested as at January 1, 2016	729,000	$4.98
Granted	-	-
Vested	(364,500)	4.98
Forfeited	(14,800)	4.98
Non-vested as at December 31, 2016	349,700	$4.98

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Number of	Remaining Average	Average	Number of	Remaining
Exercise	Options	Contractual	Exercise	Options	Contractual	Average Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Life (years)	Price
($/option)			($/option)			($/option)

$2.37	37,800	0.99	$2.37	37,800	0.99	$2.37
$4.98	1,298,600	6.33	$4.98	641,600	6.33	4.98
	1,336,400	6.18	4.91	679,400	6.03	$4.83